Lease obligation (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease obligation
Total operating lease expenditures	$ 709,521	$ 774,047
Total financing lease expenditures	$ 0	$ 27,950	$ 151,134